Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation Breakout (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading Securities [Member]
Assets:
Purchases	$ 1,272	$ 2,728
Sales	(2,140)	(3,056)
Issuances	0	0
Settlements	(45)	(213)
Purchases, sales, issuances and settlements, net	(913)	(541)	375
Trading Securities [Member] | US States and Political Subdivisions [Member]
Assets:
Purchases	85	313
Sales	(95)	(199)
Issuances	0	0
Settlements	0	(102)
Purchases, sales, issuances and settlements, net	(10)	12	(11)
Trading Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Purchases	49	759
Sales	(159)	(790)
Issuances	0	0
Settlements	0	(5)
Purchases, sales, issuances and settlements, net	(110)	(36)	101
Trading Securities [Member] | Collateralized debt obligations [Member]
Assets:
Purchases	829	1,054
Sales	(1,478)	(1,310)
Issuances	0	0
Settlements	0	(41)
Purchases, sales, issuances and settlements, net	(649)	(297)	364
Trading Securities [Member] | Corporate debt securities [Member]
Assets:
Purchases	192	80
Sales	(237)	(150)
Issuances	0	0
Settlements	0	0
Purchases, sales, issuances and settlements, net	(45)	(70)	67
Trading Securities [Member] | Total asset-backed securities [Member]
Assets:
Purchases	116	516
Sales	(169)	(585)
Issuances	0	0
Settlements	(45)	(53)
Purchases, sales, issuances and settlements, net	(98)	(122)	(141)
Trading Securities [Member] | Equity Securities [Member]
Assets:
Purchases	1	6
Sales	(2)	(22)
Issuances	0	0
Settlements	0	(12)
Purchases, sales, issuances and settlements, net	(1)	(28)	(5)
Trading assets (excluding derivatives) [Member]
Assets:
Purchases	1,272	2,728
Sales	(2,140)	(3,056)
Issuances	0	2
Settlements	(45)	(213)
Purchases, sales, issuances and settlements, net	(913)	(539)	356
Trading assets (excluding derivatives) [Member] | Trading Account Assets Other [Member]
Assets:
Purchases	0	0
Sales	0	0
Issuances	0	2
Settlements	0	0
Purchases, sales, issuances and settlements, net	0	2	(19)
Mortgages held for sale [Member]
Assets:
Purchases	441	576
Sales	0	(21)
Issuances	0	0
Settlements	(749)	(659)
Purchases, sales, issuances and settlements, net	(308)	(104)	(253)
Loans Receivable [Member]
Assets:
Purchases	2	23
Sales	0	(309)
Issuances	257	0
Settlements	(114)	(13)
Purchases, sales, issuances and settlements, net	145	(299)	(112)
Mortgage servicing rights [Member]
Assets:
Purchases	0	0
Sales	(293)	0
Issuances	5,182	4,011
Settlements	0	(54)
Purchases, sales, issuances and settlements, net	4,889	3,957	4,092
Derivatives [Member]
Assets and Liabilities:
Purchases	393	146
Sales	(377)	(280)
Issuances	1	0
Settlements	(6,583)	(3,390)
Purchases, sales, issuances and settlements, net	(6,566)	(3,524)	(3,338)
Derivatives [Member] | Interest Rate Contract [Member]
Assets and Liabilities:
Purchases	11	6
Sales	0	(1)
Issuances	0	0
Settlements	(7,360)	(3,419)
Purchases, sales, issuances and settlements, net	(7,349)	(3,414)	(3,482)
Derivatives [Member] | Commodity Contract [Member]
Assets and Liabilities:
Purchases	0	7
Sales	(2)	(17)
Issuances	0	0
Settlements	(48)	1
Purchases, sales, issuances and settlements, net	(50)	(9)	0
Derivatives [Member] | Equity Contract [Member]
Assets and Liabilities:
Purchases	386	123
Sales	(375)	(255)
Issuances	1	0
Settlements	6	160
Purchases, sales, issuances and settlements, net	18	28	169
Derivatives [Member] | Foreign Exchange Contract [Member]
Assets and Liabilities:
Purchases	2	4
Sales	(3)	(4)
Issuances	0	0
Settlements	6	(6)
Purchases, sales, issuances and settlements, net	5	(6)	(11)
Derivatives [Member] | Credit Contract [Member]
Assets and Liabilities:
Purchases	(6)	6
Sales	3	(3)
Issuances	0	0
Settlements	813	(126)
Purchases, sales, issuances and settlements, net	810	(123)	(18)
Derivatives [Member] | Other Contract [Member]
Assets and Liabilities:
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	0	0
Purchases, sales, issuances and settlements, net	0	0	4
Other Assets [Member]
Assets:
Purchases	19	10
Sales	(8)	(1)
Issuances	0	0
Settlements	(72)	(91)
Purchases, sales, issuances and settlements, net	(61)	(82)	(103)
Short sale liabilities [Member]
Liabilities:
Purchases	9
Sales	(9)
Issuances	0
Settlements	0
Purchases, sales, issuances and settlements, net	0
Short sale liabilities [Member] | Corporate debt securities [Member]
Liabilities:
Purchases		(125)
Sales		124
Issuances		0
Settlements		1
Purchases, sales, issuances and settlements, net		0	(37)
Other Liabilities Excluding Derivatives And Short Sale Liabilities [Member]
Liabilities:
Purchases	(3)	(10)
Sales	11	1
Issuances	(216)	0
Settlements	246	317
Purchases, sales, issuances and settlements, net	38	308	94
Available for sale Securities [Member]
Assets:
Purchases	12,684	16,597
Sales	(462)	(814)
Issuances	3,078	6,452
Settlements	(11,033)	(12,362)
Purchases, sales, issuances and settlements, net	4,267	9,873	2,818
Available for sale Securities [Member] | Debt Securities [Member]
Assets:
Purchases	12,684	16,593
Sales	(454)	(789)
Issuances	3,078	6,452
Settlements	(10,421)	(11,130)
Purchases, sales, issuances and settlements, net	4,887	11,126	2,833
Available for sale Securities [Member] | US States and Political Subdivisions [Member]
Assets:
Purchases	1,847	4,280
Sales	(37)	(4)
Issuances	1,011	4,723
Settlements	(1,474)	(2,076)
Purchases, sales, issuances and settlements, net	1,347	6,923	3,485
Available for sale Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Purchases	125	24
Sales	(34)	0
Issuances	0	0
Settlements	(71)	(28)
Purchases, sales, issuances and settlements, net	20	(4)	(58)
Available for sale Securities [Member] | Residential [Member]
Assets:
Purchases	86	3
Sales	(34)	0
Issuances	0	0
Settlements	(2)	(9)
Purchases, sales, issuances and settlements, net	50	(6)	(48)
Available for sale Securities [Member] | Commercial [Member]
Assets:
Purchases	39	21
Sales	0	0
Issuances	0	0
Settlements	(69)	(19)
Purchases, sales, issuances and settlements, net	(30)	2	(10)
Available for sale Securities [Member] | Collateralized debt obligations [Member]
Assets:
Purchases	5,608	4,805
Sales	(185)	(36)
Issuances	0	0
Settlements	(1,483)	(1,044)
Purchases, sales, issuances and settlements, net	3,940	3,725	959
Available for sale Securities [Member] | Corporate debt securities [Member]
Assets:
Purchases	26	94
Sales	(37)	(208)
Issuances	0	1
Settlements	(9)	(72)
Purchases, sales, issuances and settlements, net	(20)	(185)	(113)
Available for sale Securities [Member] | Total asset-backed securities [Member]
Assets:
Purchases	5,078	7,390
Sales	(161)	(456)
Issuances	2,067	1,728
Settlements	(7,384)	(7,910)
Purchases, sales, issuances and settlements, net	(400)	752	(1,452)
Available for sale Securities [Member] | Auto loans and leases [Member]
Assets:
Purchases	3,004	5,918
Sales	0	0
Issuances	666	333
Settlements	(4,396)	(5,720)
Purchases, sales, issuances and settlements, net	(726)	531	(2,403)
Available for sale Securities [Member] | Home Equity Loans [Member]
Assets:
Purchases	0	44
Sales	(2)	0
Issuances	0	0
Settlements	(1)	(4)
Purchases, sales, issuances and settlements, net	(3)	40	48
Available for sale Securities [Member] | Other asset-backed securities [Member]
Assets:
Purchases	2,074	1,428
Sales	(159)	(456)
Issuances	1,401	1,395
Settlements	(2,987)	(2,186)
Purchases, sales, issuances and settlements, net	329	181	903
Available for sale Securities [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member]
Assets:
Purchases		0
Sales		(85)
Issuances		0
Settlements		0
Purchases, sales, issuances and settlements, net		(85)	12
Available for sale Securities [Member] | Equity Securities [Member]
Assets:
Purchases	0	4
Sales	(8)	(25)
Issuances	0	0
Settlements	(612)	(1,232)
Purchases, sales, issuances and settlements, net	(620)	(1,253)	(15)
Available for sale Securities [Member] | Perpetual preferred securities [Member]
Assets:
Purchases	0	1
Sales	0	(13)
Issuances	0	0
Settlements	(611)	(1,231)
Purchases, sales, issuances and settlements, net	(611)	(1,243)	6
Available for sale Securities [Member] | Other equity securities [Member]
Assets:
Purchases	0	3
Sales	(8)	(12)
Issuances	0	0
Settlements	(1)	(1)
Purchases, sales, issuances and settlements, net	$ (9)	$ (10)	$ (21)